Fair Value Measurements and Investments	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements and Investments
3. Fair Value Measurements and Investments
The Plan measures certain assets and liabilities at fair value, which are classified by the FASB Codification within the fair value hierarchy as level 1, 2, or 3, on the basis of whether the measurement employs observable or unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Plan’s own assumptions and consider information about readily available market participant assumptions.

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical instruments in active markets.

Level 2	Inputs to the valuation methodology include:

•	Quoted prices for similar instruments in active markets;

•	Quoted prices for identical or similar instruments in markets that are not active;

•	Model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The use of different market assumptions or methodologies could have a material effect on the fair value measurement.
Following is a description of the valuation methodologies used for assets measured at fair value. There were no changes in the methodologies used at December 31, 2025 and 2024.
Mutual funds
: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end
mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common stocks
: Valued at the closing price reported on the active market on which the individual securities are traded.
Stable Value Fund and collective trust funds
: The fair values of participation units held in the collective trust are based on the net asset values per unit (practical expedient) as reported by the fund managers and in the audited financial statements of the fund. The fund provides for daily redemptions by the Plan at reported net asset value per share for participant transactions.
Self-directed brokerage accounts
: Accounts primarily consist of common stocks and mutual funds that are valued on the basis of readily determinable market prices.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth the fair value hierarchy of the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$664,192,205	$—	$—	$664,192,205
Common stock	23,863,505	—	—	23,863,505
Self-directed brokerage accounts	12,382,494	—	—	12,382,494
Collective trust funds*				28,514,211
Stable value fund*				25,860,529

Total assets	$700,438,204	$—	$—	$754,812,944

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$570,106,871	$—	$—	$570,106,871
Common stock	15,771,456	—	—	15,771,456
Self-directed brokerage accounts	10,353,154	—	—	10,353,154
Collective trust funds*				29,681,618
Stable value fund*				23,071,726

Total assets	$596,231,482	$—	$—	$648,984,825

*
The investments in the stable value and collective trust funds are measured at fair value using the net asset value per share as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amount presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the Statements of Net Assets Available for Benefits.

The following table summarizes the plan’s investment in the stable value fund and collective trust funds, which uses NAV per share to measure fair value as a practical expedient for the periods presented:

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Stable value common trust fund	$25,860,529	N/A	Daily	12 Months
Collective trust funds	$28,514,211

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Stable value common trust fund	$23,071,726	N/A	Daily	12 Months
Collective trust funds	$29,681,618
To assess the appropriate classification of investments within the fair value hierarchy, the availability of market data is monitored. Changes in economic condition or valuation techniques may require the transfer of investments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period.
The Plan evaluates the significance of transfers between levels based upon the nature of the investment and size of the transfer to total net assets available for benefits. For the year ended December 31, 2025 and 2024, there were no transfers between levels 1, 2 and 3.